Shareholder Report, Average Annual Return (Details)	12 Months Ended		24 Months Ended	26 Months Ended	32 Months Ended	39 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000262410
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB California Intermediate Municipal ETF
C000262411
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB Core Bond ETF
C000254634
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB International Buffer ETF
C000247940
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB International Low Volatility Equity ETF
C000254635
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB Moderate Buffer ETF
C000262412
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB New York Intermediate Municipal ETF
C000247934
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB Short Duration High Yield ETF
C000247935
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB Short Duration Income ETF
C000245882
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB Conservative Buffer ETF
C000245883
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB Core Plus Bond ETF
C000245884
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB Corporate Bond ETF
C000240507
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB Disruptors ETF
C000241312
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB High Yield ETF
C000245885
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB Tax-Aware Intermediate Municipal ETF
C000245886
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB Tax-Aware Long Municipal ETF
C000237018
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB Tax-Aware Short Duration Municipal ETF
C000237019
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB Ultra Short Income ETF
C000240508
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB US High Dividend ETF
C000241953
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB US Large Cap Strategic Equities ETF
C000240509
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB US Low Volatility Equity ETF
Without Sales Load [Member] | C000262410
Average Annual Return [Line Items]
Average Annual Return, Percent		3.43%					1.68%		2.09%
Without Sales Load [Member] | C000262411
Average Annual Return [Line Items]
Average Annual Return, Percent		5.64%					(0.11%)		2.26%
Without Sales Load [Member] | C000254634
Average Annual Return [Line Items]
Average Annual Return, Percent	12.61%
Without Sales Load [Member] | C000247940
Average Annual Return [Line Items]
Average Annual Return, Percent		20.26%					9.03%		7.70%
Without Sales Load [Member] | C000254635
Average Annual Return [Line Items]
Average Annual Return, Percent	10.96%
Without Sales Load [Member] | C000262412
Average Annual Return [Line Items]
Average Annual Return, Percent		2.79%					1.54%		1.96%
Without Sales Load [Member] | C000247934
Average Annual Return [Line Items]
Average Annual Return, Percent		6.63%					4.26%		4.52%
Without Sales Load [Member] | C000247935
Average Annual Return [Line Items]
Average Annual Return, Percent		6.11%					2.31%	3.12%
Without Sales Load [Member] | C000245882
Average Annual Return [Line Items]
Average Annual Return, Percent		4.62%	17.49%
Without Sales Load [Member] | C000245883
Average Annual Return [Line Items]
Average Annual Return, Percent		5.57%	5.98%
Without Sales Load [Member] | C000245884
Average Annual Return [Line Items]
Average Annual Return, Percent		5.87%	7.16%
Without Sales Load [Member] | C000240507
Average Annual Return [Line Items]
Average Annual Return, Percent		27.47%			32.12%
Without Sales Load [Member] | C000241312
Average Annual Return [Line Items]
Average Annual Return, Percent		8.02%					4.91%		6.12%
Without Sales Load [Member] | C000245885
Average Annual Return [Line Items]
Average Annual Return, Percent		3.03%	4.48%
Without Sales Load [Member] | C000245886
Average Annual Return [Line Items]
Average Annual Return, Percent		2.18%	4.23%
Without Sales Load [Member] | C000237018
Average Annual Return [Line Items]
Average Annual Return, Percent		3.64%				3.55%
Without Sales Load [Member] | C000237019
Average Annual Return [Line Items]
Average Annual Return, Percent		4.75%				5.22%
Without Sales Load [Member] | C000240508
Average Annual Return [Line Items]
Average Annual Return, Percent		10.53%			22.31%
Without Sales Load [Member] | C000241953
Average Annual Return [Line Items]
Average Annual Return, Percent		12.57%		22.78%
Without Sales Load [Member] | C000240509
Average Annual Return [Line Items]
Average Annual Return, Percent		10.58%			19.70%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		2.64%					0.91%		2.41%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.70%					(0.31%)		1.99%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (net)
Average Annual Return, Percent	22.05%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (net)
Average Annual Return, Percent		24.50%					9.27%		7.72%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	14.56%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		2.64%					0.91%		2.41%
Alliance Bernstein Index:Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent		5.90%					0.04%		3.21%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.70%					(0.31%)	2.17%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.00%	23.44%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.70%	5.75%
Alliance Bernstein Index:Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent		5.90%	6.61%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net)
Average Annual Return, Percent		18.21%			20.96%
Alliance Bernstein Index:Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent		5.90%					0.04%		3.21%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		2.64%	3.53%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		2.64%	3.53%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		2.64%				4.01%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.70%				4.05%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.00%			23.74%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.00%		23.39%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		15.00%			23.74%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent		4.03%					1.23%		2.08%
Alliance Bernstein Index:Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-10 Yr Municipal Bond Blend
Average Annual Return, Percent		4.03%					1.23%		2.08%
Alliance Bernstein Index: Bloomberg US High Yield 1-5 Year Cash Pay 2% Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Total Return Index
Average Annual Return, Percent		7.06%					5.83%		6.11%
Alliance Bernstein Index: Bloomberg 1-5 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government/Credit Index
Average Annual Return, Percent		5.74%					1.55%	2.59%
AllianceBernstein Index: MSCI ACWI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Growth Index
Average Annual Return, Percent		22.68%			25.37%
AllianceBernstein Index: Bloomberg U.S. Corporate HY 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate HY 2% Issuer Capped Index
Average Annual Return, Percent		7.55%					4.78%		6.19%
AllianceBernstein Index: Bloomberg 20 Year (17-22) Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 20 Year (17-22) Municipal Index
Average Annual Return, Percent		1.24%	3.45%
AllianceBernstein Index: Bloomberg 1-5 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year Municipal Bond Index
Average Annual Return, Percent		3.41%				3.07%
AllianceBernstein Index: FTSE 3-Month US T-Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3-Month US T-Bill Index
Average Annual Return, Percent		4.46%				4.90%